STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2012
STOCK-BASED COMPENSATION
Stock option activity

	Six Months Ended June 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,251,000		36.98
Exercised	(15,250)		37.05
Forfeited	(120,750)		60.37
Expired	(481,650)		47.49

Outstanding, end of period	11,592,401	C$	56.32

Options exercisable at end of period	7,209,989	C$	59.20

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Six Months Ended June 30,
	2012	2011
Risk-free interest rate	1.25%	1.96%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%